Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities
Schedule of remaining contractual maturities of the lease liabilities

	December 31,
	2021	2020
	$	$
Within 1 year	1,666,978	865,283
After 1 year but within 2 years	1,191,547	543,036
After 2 years but within 5 years	1,298,897	261,538
After 5 years	1,109,788	—
	3,600,232	804,574
Total	5,267,210	1,669,857